Vanguard International Value Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.98%	7.79%	8.11%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.91%	6.00%	6.86%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.82%	5.84%	6.35%